GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,254
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,056
Finite-Lived Intangible Assets, Amortization Expense, Year Three	979
Finite-Lived Intangible Assets, Amortization Expense, Year Four	761
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 619